Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

Stock Option Plan

The 2000 Incentive Stock Option Plan expired in May 2010 and was replaced with the 2011 Stock Option Plan in May 2011, collectively, the "Plans". The 2011 Stock Option Plan has essentially the same structure as the 2000 plan. Under the provisions of the Plans, while active, options can be granted to officers and key employees of the Company. The Plans provide that the option price per share is not to be less than the fair market value of the stock on the day the option was granted, but in no event less than the par value of such stock. Options granted under the Plans are exercisable no earlier than one year after the grant and expire ten years after the date of the grant.

The Plans are administered by a committee of the Board of Directors, whose members are not eligible to receive options under the Plans. The Committee determines, among other things, which officers and key employees receive options, the number of shares to be subject to each option, the option price and the duration of the option. Options vest over three to five years and are exercisable at the grant price, which is at least the fair market value of the stock on the grant date. All options previously granted under the Plans are scheduled to expire through September 20, 2021. The aggregate number of shares that may be issued upon the exercise of options under the 2011 Stock Option Plan is set at 300,000 shares, and 283,950 shares were available for grant as of December 31, 2011. Total options outstanding at December 31, 2011 have exercise prices between $14.25 and $24.00, with a weighted average exercise price of $18.85 and a weighted average remaining contractual life of 3.0 years.

As of December 31, 2011, there was $46,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized through 2016.

Cash received from option exercises under the Plans for the years ended December 31, 2011, 2010 and 2009 was $27,000, $28,000, and $95,000, respectively.

A summary of the status of the Plans as of December 31, 2011, 2010 and 2009, and changes during the years ending on those dates is presented below:

	2011		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	92,953	$18.83	97,473	$18.71	85,985	$18.73
Granted	16,050	17.75	—	—	19,864	17.22
Exercised	(1,890)	14.37	(1,960)	14.18	(6,698)	14.14
Forfeited	(16,639)	18.20	(2,560)	18.15	(1,678)	20.02

Outstanding at end of year	90,474	$18.85	92,953	$18.83	97,473	$18.71

Options exercisable at year-end	67,685		78,402		61,254	$18.62

Weighted-average fair value of options granted during the year	$1.91		$—		$2.75

Intrinsic value of options exercised during the year	$7,070		$5,918		$15,792

Intrinsic value of options fully vested at December 31, 2011	$58,345

The following table summarizes characteristics of stock options as of December 31, 2011:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
11/19/2002	14.25	6,482	0.89	6,482
11/18/2003	15.13	6,464	1.59	6,464
11/15/2004	20.25	5,684	1.92	5,684
10/18/2005	24.00	6,566	2.45	6,566
10/17/2006	21.00	7,879	2.75	7,879
10/16/2007	20.05	10,881	3.62	9,891
10/21/2008	21.10	12,552	4.44	11,592
10/20/2009	17.22	17,916	5.28	13,127
9/20/2011	17.75	16,050	9.72	—

Defined Benefit Retirement Plan

The Company sponsors a defined benefit retirement plan which covered substantially all of its employees through December 31, 2007. As of January 1, 2008, the plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remain eligible, will continue to accrue benefits until retirement. The benefits are based on years of service and the employee's compensation. The Company's funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. The Company does not expect to contribute to the defined benefit plan in 2012.

Management expects that approximately $415,000 will be recorded as net periodic expense in 2012 for the defined benefit plan, which includes service cost for 2012 and expected amortization out of accumulated other comprehensive loss in 2012. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the defined benefit retirement's plan assets at fair value as of December 31, 2011 and December 31, 2010 (in thousands). Assets included in the plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $505,000 and $739,000, at December 31, 2011 and 2010, respectively.

	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Other Unobservable Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$1,066	$—	$1,066	$—
Corporate bonds and notes	2,530	—	2,530	—
Mutual funds
Value funds	697	697	—	—
Blend funds	1,305	1,305	—	—
Growth funds	2,063	2,063	—	—
Common stocks	3	3	—	—
Money market funds	456	456	—	—

	$8,120	$4,524	$3,596	$—

	December 31, 2010	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Other Unobservable Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$473	$—	$473	$—
Corporate bonds and notes	2,890	—	2,890	—
Mutual funds
Value funds	852	852	—	—
Blend funds	605	605	—	—
Growth funds	2,463	2,463	—	—
Common stocks	4	4	—	—
Money market funds	1,199	1,199	—	—

	$8,486	$5,123	$3,363	$—

The measurement date for the defined benefit plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2011	2010
Change in projected benefit obligation (PBO)
PBO at beginning of year	$9,009	$8,002
Service cost	192	186
Interest cost	479	473
Change in assumptions	1,247	626
Actuarial loss (gain)	(89)	85
Benefits paid	(400)	(363)

PBO at end of year	$10,438	$9,009

Change in plan assets
Fair value of plan assets at beginning of year	$9,225	$8,361
Actual return on plan assets, net of expenses	(200)	727
Employer contribution	—	500
Benefits paid	(400)	(363)

Fair value of plan assets at end of year	$8,625	$9,225

Funded status, included in (Other Liabilities) Other Assets	$(1,813)	$216

Amounts recognized in accumulated comprehensive income consist of:
Unrecognized actual loss	$(4,609)	$(2,829)
Unrecognized prior service cost	(58)	—
Unrecognized net transition asset	3	5

	$(4,664)	$(2,824)

Accumulated benefit obligation	$9,061	$7,550

Pension expense included the following components for the years ended December 31 (in thousands):

	2011	2010	2009
Service cost during the year	$192	$186	$187
Interest cost on projected benefit obligation	479	473	449
Expected return on plan assets	(631)	(570)	(459)
Net amortization	(2)	(2)	(2)
Recognized net actuarial loss	152	127	161

Net periodic benefit cost	$190	$214	$336

Assumptions used to determine benefit obligations were:

	2011	2010	2009
Discount rate	4.40%	5.50%	6.00%
Rate of compensation increase	3.00	4.00	4.00

Assumptions used to determine the net periodic benefit cost were:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Expected long-term return on plan assets	7.00	7.00	7.00
Rate of compensation increase	3.00	4.00	4.00

The investment strategy and investment policy for the retirement plan is to target the plan assets to contain 50% equity and 50% fixed income securities. The asset allocation as of December 31, 2011 was approximately 52% fixed income securities, 47% equities and 1% cash equivalents.

Future expected benefit payments (in thousands):

	2012	2013	2014	2015	2016	2017-2021
Estimated future benefit payments	$406	$402	$420	$415	$422	$2,685

Defined Contribution Plan

The Company has a Defined Contribution Plan under which employees, through payroll deductions, are able to defer portions of their compensation. The plan was established in 1994 and, until 2008, the Company had made no contribution to the plan in any form. During 2007, the plan was amended so that, effective January 1, 2008, the Company makes an annual non-elective fully vested contribution equal to 3% of compensation to each eligible participant. As of December 31, 2011, a liability of $160,000 was recorded to satisfy this obligation, and will be credited to employees' accounts by February 15, 2012. This liability at December 31, 2010 totaled $161,000 and was credited to employee accounts during 2011. Expense incurred under this plan was $151,000, $153,000 and $165,000 in 2011, 2010 and 2009, respectively.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan under which employees, through payroll deductions, are able to purchase shares of Company stock annually. The option price of the stock purchases is between 95% and 100% of the fair market value of the stock on the offering termination date as determined annually by the Board of Directors. The maximum number of shares which employees may purchase under the Plan is 250,000; however, the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings. There were 2,413 shares issued in 2011, 2,118 shares issued in 2010 and 2,434 shares issued in 2009 under this plan. At December 31, 2011, there were 193,109 shares reserved for issuance under the Employee Stock Purchase Plan.

Supplemental Retirement Plans

The Company has non-qualified supplemental retirement plans for directors and key employees. At December 31, 2011 and 2010, the present value of the future liability was $723,000 and $808,000, respectively. For the years ended December 31, 2011, 2010 and 2009, $73,000, $93,000 and $104,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance and annuities. See Note 8.

Deferred Compensation Plans

The Company has entered into deferred compensation agreements with certain directors to provide each director an additional retirement benefit, or to provide their beneficiary a benefit, in the event of pre-retirement death. At December 31, 2011 and 2010, the present value of the future liability was $1,728,000 and $1,811,000, respectively. For the years ended December 31, 2011, 2010 and 2009, $83,000, $90,000 and $106,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.

Salary Continuation Plans

The Company has non-qualified salary continuation plans for key employees. At December 31, 2011 and 2010, the present value of the future liability was $1,111,000 and $1,058,000, respectively. For the years ended December 31, 2011, 2010 and 2009, $136,000, $96,000 and $104,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.